INVESTMENT MANAGEMENT
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7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Voya Variable Products Trust ("Registrant")

SEC File Nos. 033-73140; 811-08220

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Registrant's Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on April 22, 2020.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Mutual Fund Legal Department

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP